Cover	Aug. 14, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002101844
Document Period End Date	Aug. 14, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2587
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by utilizing an investment strategy that involves (i) purchasing and writing “put” and “call” Flexible Exchange® Options entitling the trust to purchase or sell shares of the Reference Asset (“FLEX Options”) scheduled to expire on August 11, 2028 (the “Option Expiration Date”); and (ii) holding cash to pay for fees and expenses of the trust. Under normal circumstances, the trust will invest at least 80% of the value of its assets in the economic equivalent of large-capitalization securities, as represented by FLEX Options that entitle the trust to purchase or sell shares of the Reference Asset. On the trust’s inception date, the trust will deposit the exchange-traded FLEX Options and cash in the amounts set forth in the “Trust Portfolio.” The FLEX Options are European-style options, which means that they will be exercisable at the strike price only on the Option Expiration Date.